Ultra Series Fund | March 31, 2023

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 92.0%
Alternative Funds - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy ETF	35,142	$499,719

Bond Funds - 63.1%
iShares 20+ Year Treasury Bond ETF	79,630	8,470,243
iShares 7-10 Year Treasury Bond ETF	73,705	7,305,640
iShares Treasury Floating Rate Bond ETF	204,825	10,362,097
Janus Henderson Mortgage-Backed Securities ETF	157,040	7,332,197
Madison Core Bond Fund, Class R6 (A) (B)	3,766,816	33,713,007
Vanguard Short-Term Corporate Bond ETF	59,160	4,509,767

		71,692,951
Foreign Stock Funds - 6.1%
iShares MSCI China ETF	33,743	1,683,438
iShares MSCI International Quality Factor ETF (C)	50,642	1,787,663
Vanguard FTSE All-World ex-U.S. ETF	65,442	3,499,184

		6,970,285
Stock Funds - 22.3%
Distillate U.S. Fundamental Stability & Value ETF	108,383	4,676,726
Energy Select Sector SPDR Fund ETF	19,871	1,645,915
iShares Core S&P Small-Cap ETF	12,165	1,176,356
Madison Dividend Income Fund, Class R6 (B)	127,675	3,470,211
Madison Investors Fund, Class R6 (B)	324,573	7,906,593
VanEck Gold Miners ETF	88,921	2,876,594
Vanguard Information Technology ETF	9,179	3,538,229

		25,290,624

Total Investment Companies ( Cost $107,956,214 )		104,453,579
SHORT-TERM INVESTMENTS - 9.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (D), 4.70%	9,168,571	9,168,571
State Street Navigator Securities Lending Government Money Market Portfolio, (D) (E), 4.84%	1,786,644	1,786,644

Total Short-Term Investments ( Cost $10,955,215 )		10,955,215

TOTAL INVESTMENTS - 101.6% ( Cost $118,911,429 )		115,408,794
NET OTHER ASSETS AND LIABILITIES - (1.6%)		(1,832,913)

TOTAL NET ASSETS - 100.0%		$113,575,881

(A)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/individual/core-bondfund.
(B)	Affiliated Company.
(C)	All or a portion of these securities, with an aggregate fair value of $1,751,904, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 92.0%
Alternative Funds - 1.6%
Invesco Optimum Yield Diversified Commodity Strategy ETF	130,818	$1,860,232

Bond Funds - 42.1%
iShares 20+ Year Treasury Bond ETF	50,822	5,405,936
iShares 7-10 Year Treasury Bond ETF	60,248	5,971,782
iShares Treasury Floating Rate Bond ETF	237,957	12,038,245
Janus Henderson Mortgage-Backed Securities ETF (A)	89,948	4,199,672
Madison Core Bond Fund, Class R6 (B)	2,601,849	23,286,550

		50,902,185
Foreign Stock Funds - 10.9%
iShares MSCI China ETF	62,246	3,105,453
iShares MSCI International Quality Factor ETF (A)	88,078	3,109,154
Vanguard FTSE All-World ex-U.S. ETF	130,337	6,969,119

		13,183,726
Stock Funds - 37.4%
Distillate U.S. Fundamental Stability & Value ETF	162,957	7,031,595
Energy Select Sector SPDR Fund ETF	36,681	3,038,287
iShares Core S&P Small-Cap ETF	25,885	2,503,080
Madison Dividend Income Fund, Class R6 (B)	222,951	6,059,820
Madison Investors Fund, Class R6 (B)	546,203	13,305,494
Madison Mid Cap Fund, Class R6 (B)	109,152	1,485,553
VanEck Gold Miners ETF	170,289	5,508,849
Vanguard Information Technology ETF	16,273	6,272,753

		45,205,431

Total Investment Companies ( Cost $107,889,887 )		111,151,574
SHORT-TERM INVESTMENTS - 8.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.70%	9,988,291	9,988,291
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.84%	577,650	577,650

Total Short-Term Investments ( Cost $10,565,941 )		10,565,941

TOTAL INVESTMENTS - 100.7% ( Cost $118,455,828 )		121,717,515
NET OTHER ASSETS AND LIABILITIES - (0.7%)		(866,685)

TOTAL NET ASSETS - 100.0%		$120,850,830

(A)	All or a portion of these securities, with an aggregate fair value of $567,679, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 91.3%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy ETF	58,684	$834,486

Bond Funds - 25.1%
iShares 20+ Year Treasury Bond ETF	9,499	1,010,409
iShares 7-10 Year Treasury Bond ETF	12,376	1,226,709
iShares Treasury Floating Rate Bond ETF	80,362	4,065,514
Janus Henderson Mortgage-Backed Securities ETF (A)	12,970	605,569
Madison Core Bond Fund, Class R6 (B)	384,614	3,442,298

		10,350,499
Foreign Stock Funds - 15.4%
iShares MSCI China ETF	29,183	1,455,940
iShares MSCI International Quality Factor ETF (A)	35,255	1,244,502
Vanguard FTSE All-World ex-U.S. ETF	68,390	3,656,813

		6,357,255
Stock Funds - 48.8%
Distillate U.S. Fundamental Stability & Value ETF	65,871	2,842,334
Energy Select Sector SPDR Fund ETF	16,679	1,381,522
iShares Core S&P Small-Cap ETF	13,074	1,264,256
Madison Dividend Income Fund, Class R6 (B)	103,367	2,809,527
Madison Investors Fund, Class R6 (B)	237,733	5,791,180
Madison Mid Cap Fund, Class R6 (B)	45,626	620,969
VanEck Gold Miners ETF	76,457	2,473,384
Vanguard Information Technology ETF (A)	7,665	2,954,627

		20,137,799

Total Investment Companies ( Cost $35,734,356 )		37,680,039
SHORT-TERM INVESTMENTS - 13.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.70%	3,442,249	3,442,249
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.84%	1,946,714	1,946,714

Total Short-Term Investments ( Cost $5,388,963 )		5,388,963

TOTAL INVESTMENTS - 104.4% ( Cost $41,123,319 )		43,069,002
NET OTHER ASSETS AND LIABILITIES - (4.4%)		(1,821,971)

TOTAL NET ASSETS - 100.0%		$41,247,031

(A)	All or a portion of these securities, with an aggregate fair value of $1,919,178, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 2.7%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$50,025	$49,223
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	202,869	197,017
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	250,000	251,626
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	43,047	42,183
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	73,574	71,243
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	88,197	85,014
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	193,972	183,658
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	163,805	158,969
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	192,709	191,561
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	281,316
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	500,000	498,532
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	249,507

Total Asset Backed Securities ( Cost $2,343,650 )		2,259,849

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	95,639	88,965
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D), 2.5%, 4/25/51	299,802	261,358
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	518,672	20,485
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 5.31%, 10/25/33	185,918	184,764
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	583,639	44,049
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	127,324	123,526
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	193,751	190,605
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	185,531	191,520
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,565,435	248,555
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	35,740	35,251
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	176,080	147,969
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	60,592	651
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	17,971	16,817
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.5%, 2/25/50	65,293	58,550
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	322,379	262,809
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	490,458	426,963
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	144,081	120,155
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	4,521	4,405
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	68,490	60,453
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	179,606	156,524
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D), 2.5%, 12/25/51	286,267	248,863
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	240,832	210,834
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	157,013	146,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	8,655	8,244

Total Collateralized Mortgage Obligations ( Cost $3,900,594 )		3,258,573

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	160,957	156,201
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.304%, 9/25/26	11,379,013	96,251

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	621,896
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.154%, 11/25/27	213,801	204,798
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (C) (D), 3.72%, 1/25/48	450,000	435,769
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (C) (D), 3.585%, 3/25/53	150,000	134,013
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	4,940,000	—

Total Commercial Mortgage-Backed Securities ( Cost $1,735,785 )		1,648,928
CORPORATE NOTES AND BONDS - 29.2%
Communication Services - 2.1%
AT&T, Inc., 2.25%, 2/1/32	50,000	40,847
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	200,000	173,279
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	400,000	395,758
Discovery Communications LLC, 5%, 9/20/37	125,000	110,001
Expedia Group, Inc., 3.25%, 2/15/30	350,000	303,127
SBA Communications Corp., 3.875%, 2/15/27	250,000	234,834
T-Mobile USA, Inc., 2.625%, 4/15/26	225,000	210,002
Verizon Communications, Inc., 4.4%, 11/1/34	300,000	284,859

		1,752,707
Consumer Discretionary - 2.0%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	237,512
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	200,000	196,837
Clarios Global LP/Clarios U.S. Finance Co. (A) (E), 6.25%, 5/15/26	150,000	148,875
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	199,625
Lowe's Cos., Inc., 3%, 10/15/50	500,000	330,606
Lowe's Cos., Inc., 4.25%, 4/1/52	250,000	204,467
McDonald's Corp., 4.875%, 12/9/45	150,000	145,060
Tractor Supply Co., 1.75%, 11/1/30	200,000	158,944

		1,621,926
Consumer Staples - 1.3%
Hormel Foods Corp., 1.8%, 6/11/30	200,000	166,788
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	238,527
Mars, Inc. (A), 3.875%, 4/1/39	350,000	306,647
Mars, Inc. (A), 2.375%, 7/16/40	350,000	252,155
Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	146,643

		1,110,760
Energy - 2.9%
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	133,484
Energy Transfer LP, 5.25%, 4/15/29	300,000	298,886
EnLink Midstream Partners LP, 5.45%, 6/1/47	550,000	438,339
Enterprise Products Operating LLC, 5.35%, 1/31/33	125,000	129,421
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	283,466
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	274,359
MPLX LP, 4.8%, 2/15/29	50,000	49,484
MPLX LP, 2.65%, 8/15/30	200,000	169,726
ONEOK, Inc., 5.85%, 1/15/26	100,000	101,402
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	148,093
Valero Energy Corp., 4%, 6/1/52	100,000	76,828

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Valero Energy Partners LP, 4.5%, 3/15/28	250,000	247,005

		2,350,493
Financials - 10.8%
Aflac, Inc., 4.75%, 1/15/49	400,000	372,897
Air Lease Corp., 1.875%, 8/15/26	250,000	221,328
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	200,000	187,048
American Express Co., 5.85%, 11/5/27	175,000	183,466
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	150,000	127,797
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	155,337
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	187,433
BlackRock, Inc., 2.1%, 2/25/32	350,000	290,490
Capital One Financial Corp., (SOFRRATE + 2.057%) (D), 4.927%, 5/10/28	200,000	191,625
Citigroup, Inc., (SOFRRATE + 2.086%) (D), 4.91%, 5/24/33	250,000	245,215
Discover Bank, 3.45%, 7/27/26	75,000	69,100
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	81,271
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	150,638
Fifth Third Bancorp, (SOFRRATE + 1.660%) (D), 4.337%, 4/25/33	200,000	174,203
GLP Capital LP/GLP Financing II, Inc. (E), 3.25%, 1/15/32	200,000	162,272
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	181,549
Goldman Sachs Group, Inc., (SOFRRATE + 0.913%) (D), 1.948%, 10/21/27	250,000	222,826
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (D), 2.487%, 8/15/36	500,000	351,179
Huntington National Bank, (SOFRRATE + 1.205%) (D), 4.008%, 5/16/25	250,000	239,338
Intercontinental Exchange, Inc., 4.6%, 3/15/33	250,000	247,775
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	190,891
JPMorgan Chase & Co., (TSFR3M + 0.695%) (D), 1.04%, 2/4/27	400,000	356,770
KeyBank NA (E), 5%, 1/26/33	250,000	232,094
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	167,989
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	400,000	384,804
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	104,169
Morgan Stanley, (SOFRRATE + 1.020%) (D), 1.928%, 4/28/32	250,000	196,566
Morgan Stanley, (5 year CMT + 2.430%) (D), 5.948%, 1/19/38	200,000	198,746
NASDAQ, Inc., 1.65%, 1/15/31	200,000	157,620
Old Republic International Corp., 3.85%, 6/11/51	250,000	186,404
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	177,593
PNC Bank NA (E), 2.7%, 10/22/29	125,000	107,266
Realty Income Corp., 4.85%, 3/15/30	200,000	196,913
Regions Financial Corp., 1.8%, 8/12/28	295,000	241,585
State Street Corp., (SOFRRATE + 1.490%) (D), 3.031%, 11/1/34	125,000	107,594
Synchrony Financial, 7.25%, 2/2/33	125,000	109,339
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	215,469
Truist Bank, 2.25%, 3/11/30	325,000	266,220
Truist Financial Corp., (SOFRRATE + 0.609%) (D), 1.267%, 3/2/27	300,000	263,990
Truist Financial Corp., (SOFRRATE + 1.852%) (D) (E), 5.122%, 1/26/34	200,000	194,899
U.S. Bancorp, (SOFRRATE + 1.600%) (D), 4.839%, 2/1/34	225,000	218,228
Wells Fargo & Co., (SOFRRATE + 2.100%) (D), 2.393%, 6/2/28	250,000	224,933
Western Union Co., 2.85%, 1/10/25	125,000	119,245
Weyerhaeuser Co., 3.375%, 3/9/33	250,000	219,709

		8,881,823
Health Care - 2.2%
Amgen, Inc., 5.65%, 3/2/53	200,000	206,928
Baxter International, Inc., 2.272%, 12/1/28	300,000	260,380
Block, Inc., 2.75%, 6/1/26	300,000	273,530

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Centene Corp., 2.45%, 7/15/28	300,000	259,448
Cigna Group, 4.375%, 10/15/28	50,000	49,196
Cigna Group, 4.9%, 12/15/48	200,000	187,493
CVS Health Corp., 5.125%, 7/20/45	250,000	236,785
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	142,380
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	208,069

		1,824,209
Industrials - 3.5%
Ball Corp., 4.875%, 3/15/26	250,000	248,400
Boeing Co., 5.805%, 5/1/50	350,000	351,034
Carlisle Cos., Inc., 3.5%, 12/1/24	200,000	195,445
Carrier Global Corp., 3.577%, 4/5/50	150,000	113,120
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	262,924
Quanta Services, Inc., 2.9%, 10/1/30	250,000	215,214
TD SYNNEX Corp., 1.75%, 8/9/26	250,000	218,823
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	157,656
Textron, Inc., 2.45%, 3/15/31	250,000	210,704
TransDigm, Inc. (A), 6.25%, 3/15/26	200,000	200,477
United Rentals North America, Inc., 5.5%, 5/15/27	300,000	297,076
Vulcan Materials Co., 3.5%, 6/1/30	200,000	182,949
WRKCo, Inc., 3.9%, 6/1/28	250,000	236,995

		2,890,817
Information Technology - 2.3%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,098
Dell International LLC/EMC Corp., 8.35%, 7/15/46	62,000	74,428
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	275,000	178,113
Fiserv, Inc., 3.5%, 7/1/29	200,000	185,416
HP, Inc., 2.65%, 6/17/31	400,000	325,577
Intuit, Inc., 1.65%, 7/15/30	250,000	207,707
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	107,416
Lam Research Corp., 1.9%, 6/15/30	350,000	294,729
Oracle Corp., 3.95%, 3/25/51	400,000	297,802
VMware, Inc., 2.2%, 8/15/31	250,000	197,378

		1,877,664
Materials - 0.8%
Arconic Corp. (A), 6%, 5/15/25	150,000	150,000
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	150,000	151,384
DuPont de Nemours, Inc., 4.725%, 11/15/28	100,000	100,772
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	283,301

		685,457
Utilities - 1.3%
AES Corp., 1.375%, 1/15/26	225,000	202,314
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	160,190
DTE Electric Co., 5.4%, 4/1/53	250,000	260,622
Duke Energy Corp., 3.75%, 9/1/46	400,000	309,580
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	168,437

		1,101,143

Total Corporate Notes and Bonds ( Cost $27,588,551 )		24,096,999

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

FOREIGN CORPORATE BONDS - 3.4%
Communication Service - 0.2%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	250,000	206,766

Energy - 0.2%
Enbridge, Inc., 5.7%, 3/8/33	125,000	129,892

Financials - 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	268,449
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	193,201
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	266,464
Bank of Montreal, 5.203%, 2/1/28	200,000	201,699
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (D), 5.475%, 2/22/31	250,000	251,651
Royal Bank of Canada (E), 4.9%, 1/12/28	200,000	199,803
Toronto-Dominion Bank, 5.156%, 1/10/28	200,000	201,929
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	243,292
UBS Group AG, (1 year CMT + 2.050%) (A) (D), 4.703%, 8/5/27	200,000	191,426

		2,017,914
Health Care - 0.6%
Royalty Pharma PLC, 2.2%, 9/2/30	50,000	40,676
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	170,993
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	256,256

		467,925

Total Foreign Corporate Bonds ( Cost $3,104,414 )		2,822,497
LONG TERM MUNICIPAL BONDS - 2.2%
General - 2.2%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	781,441
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,066,834

		1,848,275

Total Long Term Municipal Bonds ( Cost $2,012,477 )		1,848,275
MORTGAGE BACKED SECURITIES - 26.3%
Fannie Mae - 16.1%
3%, 9/1/30 Pool # 890696	357,685	342,306
3%, 12/1/30 Pool # AL8924	146,465	140,177
7%, 11/1/31 Pool # 607515	12,345	12,587
3.5%, 12/1/31 Pool # MA0919	40,164	39,447
6.5%, 3/1/32 Pool # 631377	14,472	14,929
7%, 5/1/32 Pool # 644591	4,690	4,707
6.5%, 6/1/32 Pool # 545691	82,934	86,583
3.5%, 8/1/32 Pool # MA3098	43,354	42,209
5.5%, 11/1/33 Pool # 555880	126,874	129,580
4%, 2/1/35 Pool # MA2177	438,860	427,902
5%, 8/1/35 Pool # 829670	145,014	146,963
5%, 9/1/35 Pool # 820347	222,966	227,660
5%, 9/1/35 Pool # 835699	183,404	185,431

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 12/1/35 Pool # MA2473	248,552	239,811
5%, 12/1/35 Pool # 850561	55,912	56,934
4%, 6/1/36 Pool # AL8618	116,247	113,343
5.5%, 10/1/36 Pool # 901723	52,103	52,594
6.5%, 10/1/36 Pool # 894118	208,328	215,696
6%, 11/1/36 Pool # 902510	216,709	226,773
6%, 10/1/37 Pool # 947563	176,637	185,376
6.5%, 8/1/38 Pool # 987711	275,057	292,383
3%, 11/1/39 Pool # MA3831	52,214	48,745
4%, 1/1/41 Pool # AB2080	443,941	433,927
2.5%, 5/1/41 Pool # MA4334	415,821	370,910
4.5%, 7/1/41 Pool # AB3274	184,866	185,726
5.5%, 7/1/41 Pool # AL6588	400,671	415,636
4%, 9/1/41 Pool # AJ1406	212,449	207,725
3.5%, 6/1/42 Pool # AO4136	455,949	434,238
4%, 6/1/42 Pool # MA1087	121,666	118,921
3.5%, 8/1/42 Pool # AP2133	212,491	202,373
3.5%, 9/1/42 Pool # AB6228	377,811	359,822
4%, 10/1/42 Pool # AP7363	308,085	301,135
3.5%, 3/1/43 Pool # AT0310	276,854	263,668
4%, 1/1/45 Pool # AS4257	62,694	61,046
4.5%, 2/1/45 Pool # MA2193	192,157	190,723
3.5%, 11/1/45 Pool # BA4907	141,165	133,043
3.5%, 12/1/45 Pool # AS6309	110,462	104,107
4.5%, 10/1/46 Pool # MA2783	22,747	22,670
4%, 12/1/46 Pool # BD2379	76,336	74,258
3%, 1/1/47 Pool # BE0108	235,485	215,742
2.5%, 12/1/47 Pool # FM3165	471,435	413,483
4%, 7/1/48 Pool # MA3415	113,184	109,788
4%, 11/1/50 Pool # FM5530	311,911	300,513
2%, 12/1/51 Pool # FM9925	731,905	610,389
2.5%, 3/1/52 Pool # BV4133	282,403	243,615
2.5%, 4/1/52 Pool # FS4138	250,000	216,474
4%, 5/1/52 Pool # CB3627	731,318	698,754
4%, 5/1/52 Pool # CB3678	242,487	231,708
4%, 5/1/52 Pool # FS1704	185,792	179,070
3.5%, 6/1/52 Pool # CB3845	719,799	669,089
4.5%, 8/1/52 Pool # CB4383	737,329	725,261
4.5%, 8/1/52 Pool # FS2605	480,635	470,861
5%, 10/1/52 Pool # MA4785	483,727	482,095
5.5%, 10/1/52 Pool # MA4786	333,206	336,282
5%, 11/1/52 Pool # MA4806	243,942	243,153

		13,258,341
Freddie Mac - 10.2%
4.5%, 2/1/25 Pool # J11722	17,359	17,419
4.5%, 5/1/25 Pool # J12247	33,837	33,918
8%, 6/1/30 Pool # C01005	5,473	5,791
7%, 3/1/31 Pool # C48129	27,873	27,954
2.5%, 2/1/32 Pool # ZS8641	101,343	95,212
5.5%, 11/1/34 Pool # A28282	167,849	169,955
2.5%, 6/1/35 Pool # RC1421	177,032	163,827
5.5%, 1/1/37 Pool # G04593	84,246	87,357
2%, 3/1/41 Pool # RB5105	398,906	344,482

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

4%, 10/1/41 Pool # Q04092	210,443	205,916
3%, 9/1/42 Pool # C04233	584,049	538,571
3%, 4/1/43 Pool # V80025	769,480	709,551
3%, 4/1/43 Pool # V80026	759,558	700,401
3.5%, 8/1/44 Pool # Q27927	203,473	192,728
3%, 7/1/45 Pool # G08653	249,034	229,115
3.5%, 8/1/45 Pool # Q35614	335,395	316,748
3%, 10/1/46 Pool # G60722	386,937	354,723
4%, 3/1/47 Pool # Q46801	99,405	96,783
3.5%, 12/1/47 Pool # Q52955	142,435	134,183
2.5%, 4/1/48 Pool # QA2240	372,194	326,062
3%, 7/1/49 Pool # QA1033	203,345	183,807
2.5%, 1/1/52 Pool # SD7552	691,724	602,764
3.5%, 4/1/52 Pool # SD0960	714,207	667,697
3.5%, 5/1/52 Pool # RA7380	240,898	223,926
3.5%, 5/1/52 Pool # QE2363	190,604	176,805
3%, 8/1/52 Pool # SD7556	673,863	609,032
5.5%, 11/1/52 Pool # SD1859	244,323	248,746
4.5%, 12/1/52 Pool # SD1921	347,558	342,514
5%, 2/1/53 Pool # SD2334	297,507	296,836
5.5%, 2/1/53 Pool # SD2172	298,936	304,090

		8,406,913
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	17,353	17,858
6.5%, 4/20/31 Pool # 3068	12,708	13,313

		31,171

Total Mortgage Backed Securities ( Cost $22,836,520 )		21,696,425
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.6%
U.S. Treasury Bonds - 11.1%
6.625%, 2/15/27	2,000,000	2,206,094
4.500%, 5/15/38	2,000,000	2,215,547
3.750%, 8/15/41	1,500,000	1,495,254
3.000%, 5/15/45	750,000	651,592
2.500%, 5/15/46	500,000	395,820
3.375%, 11/15/48	500,000	466,035
1.250%, 5/15/50	1,500,000	867,832
1.875%, 2/15/51	1,250,000	850,000

		9,148,174
U.S. Treasury Notes - 17.5%
2.250%, 11/15/25	1,250,000	1,198,193
1.500%, 8/15/26	2,000,000	1,854,531
2.375%, 5/15/27	3,000,000	2,846,602
4.000%, 2/29/28 (E)	250,000	254,277
2.875%, 5/15/28	3,200,000	3,083,375
2.625%, 2/15/29	2,500,000	2,368,262
0.625%, 8/15/30	300,000	244,242
1.375%, 11/15/31	3,025,000	2,550,808

		14,400,290

Total U.S. Government and Agency Obligations ( Cost $25,257,766 )		23,548,464

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Shares
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (F), 4.70%	327,302	327,302
State Street Navigator Securities Lending Government Money Market Portfolio, (F) (G), 4.84%	1,513,964	1,513,964

Total Short-Term Investments ( Cost $1,841,266 )	1,841,266

TOTAL INVESTMENTS - 100.6% ( Cost $90,621,023 )	83,021,276
NET OTHER ASSETS AND LIABILITIES - (0.6%)	(527,402)

TOTAL NET ASSETS - 100.0%	$82,493,874

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of March 31, 2023.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of March 31, 2023.
(E)	All or a portion of these securities, with an aggregate fair value of $1,489,853, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily
IO	Interest Only.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
TSFR3M	3 Months USD Term SOFR

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 85.7%
Communication Services - 16.8%
Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$113,348
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	141,750
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	145,000	125,627
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	195,246
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	213,435
Lamar Media Corp., 4.875%, 1/15/29	180,000	169,389
Level 3 Financing, Inc. (A), 4.25%, 7/1/28	180,000	101,556
Millennium Escrow Corp. (A) (B), 6.625%, 8/1/26	225,000	146,250
Netflix, Inc., 6.375%, 5/15/29	175,000	187,906
Outfront Media Capital LLC/Outfront Media Capital Corp. (A), 4.25%, 1/15/29	125,000	103,750
SBA Communications Corp., 3.875%, 2/15/27	250,000	234,834
Sprint LLC, 7.125%, 6/15/24	275,000	280,352
Viasat, Inc. (A), 6.5%, 7/15/28	150,000	110,810

		2,124,253
Consumer Discretionary - 13.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	300,000	295,255
Genting New York LLC/GENNY Capital, Inc. (A), 3.3%, 2/15/26	200,000	178,033
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	387,112
QVC, Inc., 4.375%, 9/1/28	160,000	64,800
RHP Hotel Properties LP/RHP Finance Corp. (A), 4.5%, 2/15/29	125,000	112,910
RLJ Lodging Trust LP (A), 3.75%, 7/1/26	150,000	136,823
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	119,723
Vail Resorts, Inc. (A), 6.25%, 5/15/25	225,000	225,491
Williams Scotsman International, Inc. (A), 6.125%, 6/15/25	175,000	173,675

		1,693,822
Consumer Staples - 7.7%
B&G Foods, Inc. (B), 5.25%, 9/15/27	220,000	188,650
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	119,751
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	145,498
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	150,000	137,250
Performance Food Group, Inc. (A), 5.5%, 10/15/27	215,000	210,188
U.S. Foods, Inc. (A), 6.25%, 4/15/25	175,000	176,578

		977,915
Energy - 4.0%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	117,274
Buckeye Partners LP (A), 4.125%, 3/1/25	150,000	141,887
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	148,093
Sunoco LP/Sunoco Finance Corp. (B), 4.5%, 4/30/30	110,000	99,481

		506,735
Financials - 15.5%
Bread Financial Holdings, Inc. (A), 4.75%, 12/15/24	500,000	447,926
Credit Acceptance Corp. (A), 5.125%, 12/31/24	125,000	118,809
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	243,750

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

High Income Fund Portfolio of Investments (unaudited)

Home Point Capital, Inc. (A) (B), 5%, 2/1/26	130,000	96,869
Jefferies Finance LLC/JFIN Co-Issuer Corp. (A), 5%, 8/15/28	200,000	169,318
LPL Holdings, Inc. (A), 4%, 3/15/29	175,000	157,500
MGIC Investment Corp., 5.25%, 8/15/28	200,000	190,100
MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	150,000	99,899
NFP Corp. (A), 6.875%, 8/15/28	125,000	108,186
OneMain Finance Corp., 3.875%, 9/15/28	195,000	154,537
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	165,828

		1,952,722
Health Care - 4.1%
AdaptHealth LLC (A), 4.625%, 8/1/29	50,000	41,631
HCA, Inc., 5.875%, 2/15/26	250,000	253,366
Legacy LifePoint Health LLC (A), 6.75%, 4/15/25	150,000	142,344
Medline Borrower LP (A) (B), 3.875%, 4/1/29	90,000	77,978

		515,319
Industrials - 16.2%
ADT Security Corp., 4.125%, 6/15/23	32,000	31,845
Brink's Co. (A), 5.5%, 7/15/25	125,000	123,845
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	190,000	170,964
EnerSys (A), 4.375%, 12/15/27	125,000	115,938
Madison IAQ LLC (A) (B), 4.125%, 6/30/28	200,000	173,000
Roller Bearing Co. of America, Inc. (A) (B), 4.375%, 10/15/29	150,000	133,937
RR Donnelley & Sons Co. (A), 6.125%, 11/1/26	200,000	199,800
Sealed Air Corp. (A), 5%, 4/15/29	175,000	164,250
Spirit AeroSystems, Inc. (A), 7.5%, 4/15/25	250,000	250,000
TransDigm, Inc. (A), 6.25%, 3/15/26	275,000	275,656
United Rentals North America, Inc., 5.5%, 5/15/27	200,000	198,051
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	206,924

		2,044,210
Information Technology - 5.0%
Iron Mountain, Inc. (A), 4.875%, 9/15/27	250,000	236,300
Iron Mountain, Inc. (A), 5.25%, 7/15/30	150,000	134,443
Pitney Bowes, Inc. (A) (B), 6.875%, 3/15/27	210,000	166,314
Playtika Holding Corp. (A), 4.25%, 3/15/29	110,000	91,575

		628,632
Materials - 1.4%
Arconic Corp. (A), 6.125%, 2/15/28	175,000	172,351

Utilities - 1.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	95,667
Calpine Corp. (A), 3.75%, 3/1/31	135,000	113,873

		209,540

Total Corporate Notes and Bonds ( Cost $12,026,735 )		10,825,499
FOREIGN CORPORATE BONDS - 7.2%
Communication Service - 0.4%
Telesat Canada/Telesat LLC (A), 6.5%, 10/15/27	175,000	54,250

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

High Income Fund Portfolio of Investments (unaudited)

Consumer Discretionary - 4.5%
Carnival Corp. (A), 5.75%, 3/1/27	200,000	164,500
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (A), 5.75%, 1/20/26	175,000	166,137
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	241,313

		571,950
Health Care - 2.3%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (A) (C), 10%, 4/15/25	425,000	284,163

Total Foreign Corporate Bonds ( Cost $1,243,954 )		910,363
	Shares
EXCHANGE TRADED FUNDS - 3.5%
Bond Funds - 3.5%
iShares iBoxx High Yield Corporate Bond ETF (B)	5,900	445,745

Total Exchange Traded Funds ( Cost $508,729 )		445,745
SHORT-TERM INVESTMENTS - 10.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (D), 4.70%	277,014	277,014
State Street Navigator Securities Lending Government Money Market Portfolio, (D) (E), 4.84%	1,070,590	1,070,590

Total Short-Term Investments ( Cost $1,347,604 )		1,347,604

TOTAL INVESTMENTS - 107.1% ( Cost $15,127,022 )		13,529,211
NET OTHER ASSETS AND LIABILITIES - (7.1%)		(899,411)

TOTAL NET ASSETS - 100.0%		$12,629,800

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	All or a portion of these securities, with an aggregate fair value of $1,217,878, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(C)	In default. Issuer is bankrupt.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 66.7%
Communication Service - 2.1%
Comcast Corp., Class A	100,300	$3,802,373

Consumer Discretionary - 5.4%
Home Depot, Inc.	14,025	4,139,058
Lowe's Cos., Inc.	6,550	1,309,804
McDonald's Corp.	8,800	2,460,568
Starbucks Corp.	20,100	2,093,013

		10,002,443
Consumer Staples - 6.7%
Archer-Daniels-Midland Co.	39,800	3,170,468
Coca-Cola Co.	34,300	2,127,629
PepsiCo, Inc.	11,900	2,169,370
Procter & Gamble Co.	13,600	2,022,184
Target Corp.	16,700	2,766,021

		12,255,672
Energy - 6.9%
Baker Hughes Co.	119,500	3,448,770
Chevron Corp.	20,650	3,369,254
EOG Resources, Inc.	24,100	2,762,583
Kinder Morgan, Inc.	180,000	3,151,800

		12,732,407
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp., REIT	12,100	2,472,514

Financials - 13.4%
Aflac, Inc.	34,150	2,203,358
BlackRock, Inc.	5,400	3,613,248
CME Group, Inc.	22,500	4,309,200
JPMorgan Chase & Co.	19,000	2,475,890
Morgan Stanley	46,400	4,073,920
Northern Trust Corp.	21,700	1,912,421
Travelers Cos., Inc.	16,700	2,862,547
U.S. Bancorp	86,200	3,107,510

		24,558,094
Health Care - 7.2%
Bristol-Myers Squibb Co.	38,350	2,658,038
Johnson & Johnson	27,050	4,192,750
Medtronic PLC	46,700	3,764,954
Pfizer, Inc.	63,950	2,609,160

		13,224,902
Industrials - 12.7%
Automatic Data Processing, Inc.	7,300	1,625,199

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Caterpillar, Inc.	16,850	3,855,954
Emerson Electric Co.	22,500	1,960,650
Fastenal Co.	77,100	4,158,774
Honeywell International, Inc.	17,150	3,277,708
PACCAR, Inc.	51,275	3,753,330
Paychex, Inc.	11,600	1,329,244
Union Pacific Corp.	9,650	1,942,159
United Parcel Service, Inc., Class B	7,700	1,493,723

		23,396,741
Information Technology - 5.7%
Analog Devices, Inc.	8,650	1,705,953
Cisco Systems, Inc.	95,500	4,992,262
Texas Instruments, Inc.	20,100	3,738,801

		10,437,016
Materials - 3.1%
Air Products & Chemicals, Inc.	13,275	3,812,713
Newmont Corp.	38,400	1,882,368

		5,695,081
Utilities - 2.2%
NextEra Energy, Inc.	51,300	3,954,204

Total Common Stocks ( Cost $92,039,136 )		122,531,447
	Par Value
ASSET BACKED SECURITIES - 0.7%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$16,675	16,408
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	90,164	87,563
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	150,000	150,976
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	43,047	42,183
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	73,574	71,243
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	88,197	85,014
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	122,849	116,316
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	81,902	79,485
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	175,190	174,146
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	200,000	187,544
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	100,000	99,706
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	149,704

Total Asset Backed Securities ( Cost $1,301,844 )		1,260,288

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	141,084	122,992
Federal Home Loan Mortgage Corp. REMICS, Series 4037, Class B, 3%, 4/15/27	198,040	192,105
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (B), 5.31%, 10/25/33	102,255	101,620
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (B), 5.56%, 12/25/41	182,387	180,275
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	118,836	115,291

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	186,388	183,362
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	169,297	174,762
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	796,449	126,458
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	21,444	21,151
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	163,949	143,223
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	164,570	134,819
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	41,550	37,259
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	290,141	236,528
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	108,381	88,758
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	303,689	264,373
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	43,224	36,046
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	2,712	2,643
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	215,527	187,829
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	286,267	248,863
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	275,152	236,448
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	135,101	118,273
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	78,507	73,129

Total Collateralized Mortgage Obligations ( Cost $3,361,578 )		3,026,207
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	107,305	104,134
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	287,029
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (B) (C), 1.669%, 10/25/31	280,000	227,517
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.72%, 1/25/48	300,000	290,513
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.585%, 3/25/53	100,000	89,342
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	2,190,000	—

Total Commercial Mortgage-Backed Securities ( Cost $1,044,916 )		998,535
CORPORATE NOTES AND BONDS - 8.8%
Communication Services - 0.9%
AT&T, Inc., 2.25%, 2/1/32	175,000	142,966
AT&T, Inc., 4.75%, 5/15/46	500,000	450,829
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	300,000	296,818
Discovery Communications LLC, 5%, 9/20/37	150,000	132,001
eBay, Inc., 1.9%, 3/11/25	50,000	47,253
eBay, Inc. (D), 2.6%, 5/10/31	250,000	212,251
Expedia Group, Inc., 3.25%, 2/15/30	250,000	216,519
Meta Platforms, Inc., 3.85%, 8/15/32	150,000	140,232
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	93,334

		1,732,203
Consumer Discretionary - 0.4%
7-Eleven, Inc. (A), 1.8%, 2/10/31	125,000	98,963
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	99,813
Lowe's Cos., Inc., 3%, 10/15/50	300,000	198,364
Lowe's Cos., Inc., 4.25%, 4/1/52	125,000	102,234
Southwest Airlines Co., 5.25%, 5/4/25	75,000	74,887
Tractor Supply Co., 1.75%, 11/1/30	125,000	99,340
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	123,000	117,348

		790,949

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Consumer Staples - 0.5%
Conagra Brands, Inc., 0.5%, 8/11/23	250,000	245,728
GE HealthCare Technologies, Inc. (A), 6.377%, 11/22/52	150,000	167,491
Hormel Foods Corp., 1.8%, 6/11/30	75,000	62,546
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	100,000	79,509
Mars, Inc. (A), 3.875%, 4/1/39	150,000	131,420
Mars, Inc. (A), 2.375%, 7/16/40	250,000	180,110
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	48,881
Sysco Corp., 5.95%, 4/1/30	58,000	61,503

		977,188
Energy - 1.6%
Energy Transfer LP, 5.25%, 4/15/29	100,000	99,629
Enterprise Products Operating LLC, 5.35%, 1/31/33	125,000	129,421
Exxon Mobil Corp., 4.114%, 3/1/46	375,000	335,623
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	236,222
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	124,709
MPLX LP, 4.8%, 2/15/29	150,000	148,453
MPLX LP, 2.65%, 8/15/30	100,000	84,863
Phillips 66, 2.15%, 12/15/30	250,000	206,150
Phillips 66, 4.65%, 11/15/34	275,000	263,433
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	374,346
Valero Energy Corp., 6.625%, 6/15/37	500,000	546,355
Valero Energy Corp., 4%, 6/1/52	75,000	57,621
Valero Energy Partners LP, 4.5%, 3/15/28	350,000	345,807

		2,952,632
Financials - 2.6%
Air Lease Corp., 1.875%, 8/15/26	150,000	132,797
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	100,000	93,524
Bank of America Corp., (SOFRRATE + 1.060%) (B), 2.087%, 6/14/29	100,000	85,929
Bank of America Corp., (5 year CMT + 2.000%) (B), 3.846%, 3/8/37	100,000	85,198
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	77,668
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	125,000	104,129
BlackRock, Inc., 2.1%, 2/25/32	100,000	82,997
Brixmor Operating Partnership LP, 3.65%, 6/15/24	100,000	96,802
Capital One Financial Corp., (SOFRRATE + 2.057%) (B), 4.927%, 5/10/28	125,000	119,766
Capital One Financial Corp., (SOFRRATE + 1.790%) (B), 3.273%, 3/1/30	100,000	85,089
Citigroup, Inc., (SOFRRATE + 2.086%) (B), 4.91%, 5/24/33	125,000	122,608
Empower Finance 2020 LP (A), 3.075%, 9/17/51	75,000	48,763
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	107,598
Fifth Third Bancorp, (SOFRRATE + 1.660%) (B), 4.337%, 4/25/33	125,000	108,877
GLP Capital LP/GLP Financing II, Inc. (D), 3.25%, 1/15/32	100,000	81,136
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	100,000	90,774
Goldman Sachs Group, Inc., (SOFRRATE + 0.913%) (B), 1.948%, 10/21/27	100,000	89,130
Healthpeak OP LLC, 3.25%, 7/15/26	100,000	94,908
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (B), 2.487%, 8/15/36	300,000	210,707
Intercontinental Exchange, Inc., 4.6%, 3/15/33	100,000	99,110
Jefferies Financial Group, Inc., 2.625%, 10/15/31	175,000	133,624
JPMorgan Chase & Co., (TSFR3M + 0.695%) (B), 1.04%, 2/4/27	250,000	222,981
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	83,994
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	50,000	34,723

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Morgan Stanley, 3.875%, 1/27/26	200,000	195,036
Morgan Stanley, (SOFRRATE + 1.020%) (B), 1.928%, 4/28/32	250,000	196,566
NASDAQ, Inc., 1.65%, 1/15/31	175,000	137,918
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	200,000	157,860
Realty Income Corp., 4.85%, 3/15/30	100,000	98,457
Synchrony Financial, 3.7%, 8/4/26	250,000	218,175
Synchrony Financial, 7.25%, 2/2/33	50,000	43,735
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	71,823
Truist Bank, 2.25%, 3/11/30	50,000	40,957
Truist Financial Corp., (SOFRRATE + 0.609%) (B), 1.267%, 3/2/27	200,000	175,993
Truist Financial Corp., (SOFRRATE + 1.852%) (B) (D), 5.122%, 1/26/34	100,000	97,450
U.S. Bancorp, (SOFRRATE + 1.600%) (B), 4.839%, 2/1/34	200,000	193,981
Wells Fargo & Co., (SOFRRATE + 2.100%) (B), 2.393%, 6/2/28	175,000	157,453
Welltower OP LLC, 2.05%, 1/15/29	150,000	125,163
Western Union Co., 2.85%, 1/10/25	200,000	190,792
Weyerhaeuser Co., 3.375%, 3/9/33	100,000	87,884

		4,682,075
Health Care - 0.9%
Amgen, Inc., 5.65%, 3/2/53	100,000	103,464
Baxter International, Inc., 2.272%, 12/1/28	300,000	260,380
Block, Inc., 2.75%, 6/1/26	200,000	182,353
Cigna Group, 4.375%, 10/15/28	50,000	49,196
Cigna Group, 4.9%, 12/15/48	100,000	93,747
CVS Health Corp., 5.125%, 7/20/45	400,000	378,855
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	94,920
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	62,421
UnitedHealth Group, Inc., 3.7%, 8/15/49	150,000	121,927
Zoetis, Inc., 3%, 9/12/27	125,000	117,731
Zoetis, Inc., 3%, 5/15/50	175,000	124,526

		1,589,520
Industrials - 0.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	275,000	216,525
Boeing Co., 3.625%, 2/1/31	50,000	45,594
Boeing Co., 5.805%, 5/1/50	75,000	75,222
Martin Marietta Materials, Inc., 3.2%, 7/15/51	300,000	210,695
Quanta Services, Inc., 2.9%, 10/1/30	150,000	129,128
TD SYNNEX Corp., 2.65%, 8/9/31	50,000	39,414
Textron, Inc., 2.45%, 3/15/31	150,000	126,422
TransDigm, Inc. (A), 6.25%, 3/15/26	100,000	100,239
United Rentals North America, Inc., 5.5%, 5/15/27	250,000	247,564
Vulcan Materials Co., 3.5%, 6/1/30	175,000	160,080
WRKCo, Inc., 3.9%, 6/1/28	50,000	47,399
WRKCo, Inc., 3%, 6/15/33	100,000	81,902

		1,480,184
Information Technology - 0.7%
Broadcom, Inc. (A), 3.187%, 11/15/36	5,000	3,791
Dell International LLC/EMC Corp., 8.35%, 7/15/46	44,000	52,820
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	200,000	129,537
HP, Inc., 2.65%, 6/17/31	300,000	244,183
Intel Corp., 3.734%, 12/8/47	435,000	344,060

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Intuit, Inc., 1.65%, 7/15/30	100,000	83,083
Iron Mountain, Inc. (A), 4.5%, 2/15/31	100,000	85,933
Oracle Corp., 3.95%, 3/25/51	200,000	148,901
Salesforce, Inc., 2.9%, 7/15/51	150,000	106,082

		1,198,390
Materials - 0.2%
DuPont de Nemours, Inc., 4.725%, 11/15/28	195,000	196,506
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	211,774

		408,280
Utilities - 0.2%
AES Corp., 1.375%, 1/15/26	125,000	112,397
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	100,118
Florida Power & Light Co., 2.875%, 12/4/51	150,000	104,800
Interstate Power & Light Co., 3.5%, 9/30/49	150,000	112,291

		429,606

Total Corporate Notes and Bonds ( Cost $18,481,663 )		16,241,027

FOREIGN CORPORATE BONDS - 0.8%
Communication Service - 0.1%
Thomson Reuters Corp., 4.3%, 11/23/23	200,000	198,327

Financials - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	200,000	178,966
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	144,901
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	200,000	177,643
Bank of Montreal, 5.203%, 2/1/28	100,000	100,849
Royal Bank of Canada (D), 4.9%, 1/12/28	100,000	99,902
Toronto-Dominion Bank, 5.156%, 1/10/28	100,000	100,964
Toronto-Dominion Bank, 4.456%, 6/8/32	100,000	97,317
UBS Group AG (1 year CMT + 2.050%) (A) (B), 4.703%, 8/5/27	200,000	191,426

		1,091,968
Health Care - 0.1%
Royalty Pharma PLC, 2.2%, 9/2/30	125,000	101,690
Royalty Pharma PLC, 3.55%, 9/2/50	200,000	136,794

		238,484

Total Foreign Corporate Bonds ( Cost $1,659,345 )		1,528,779

LONG TERM MUNICIPAL BONDS - 0.6%
General - 0.6%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,066,834
University of Massachusetts Building Authority Revenue, Series B	70,000	70,079

Total Long Term Municipal Bonds ( Cost $1,269,221 )		1,136,913

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

MORTGAGE BACKED SECURITIES - 8.6%
Fannie Mae - 5.4%
3%, 9/1/30 Pool # 890696	169,430	162,145
3%, 12/1/30 Pool # AL8924	117,172	112,142
7%, 11/1/31 Pool # 607515	12,345	12,587
3.5%, 12/1/31 Pool # MA0919	50,205	49,308
7%, 5/1/32 Pool # 644591	2,578	2,588
3.5%, 8/1/32 Pool # MA3098	43,354	42,208
5.5%, 10/1/33 Pool # 254904	55,062	56,777
5.5%, 11/1/33 Pool # 555880	126,874	129,580
5%, 5/1/34 Pool # 780890	168,113	171,586
4%, 2/1/35 Pool # MA2177	210,990	205,722
5%, 9/1/35 Pool # 820347	91,127	93,046
5%, 9/1/35 Pool # 835699	76,771	77,619
5%, 12/1/35 Pool # 850561	23,390	23,817
5.5%, 9/1/36 Pool # 831820	139,322	142,500
5.5%, 10/1/36 Pool # 901723	19,538	19,723
5.5%, 12/1/36 Pool # 903059	129,406	131,792
4%, 1/1/41 Pool # AB2080	197,307	192,857
2.5%, 5/1/41 Pool # MA4334	207,911	185,455
4.5%, 7/1/41 Pool # AB3274	58,273	58,544
5.5%, 7/1/41 Pool # AL6588	231,157	239,790
4%, 9/1/41 Pool # AJ1406	94,422	92,322
4%, 10/1/41 Pool # AJ4046	197,593	194,756
2.5%, 3/1/42 Pool # CB3076	234,952	207,410
2.5%, 3/1/42 Pool # MA4571	463,307	410,434
3.5%, 6/1/42 Pool # AO4134	174,304	166,005
3.5%, 6/1/42 Pool # AO4136	170,981	162,839
3.5%, 8/1/42 Pool # AP2133	177,076	168,644
4%, 10/1/42 Pool # AP7363	162,150	158,492
3%, 2/1/43 Pool # AL3072	311,895	287,291
3%, 2/1/43 Pool # AB8486	311,940	287,329
3.5%, 3/1/43 Pool # AT0310	176,180	167,789
4%, 1/1/45 Pool # AS4257	45,279	44,089
4.5%, 2/1/45 Pool # MA2193	108,513	107,704
3.5%, 4/1/45 Pool # MA2229	125,288	118,119
3.5%, 11/1/45 Pool # BA4907	141,165	133,043
3.5%, 12/1/45 Pool # AS6309	41,423	39,040
2.5%, 12/1/47 Pool # FM3165	117,859	103,371
4%, 7/1/48 Pool # MA3415	84,888	82,341
4%, 11/1/50 Pool # FM5530	207,941	200,342
2%, 3/1/52 Pool # CB3105	1,190,156	992,048
2.5%, 3/1/52 Pool # BV4133	188,268	162,410
3%, 3/1/52 Pool # CB3115	393,923	356,022
2.5%, 4/1/52 Pool # FS4138	500,000	432,949
4%, 5/1/52 Pool # CB3627	487,546	465,836
4%, 5/1/52 Pool # CB3678	242,487	231,708
4%, 5/1/52 Pool # FS1704	139,344	134,302
4%, 5/1/52 Pool # FS1818	485,595	464,310
3.5%, 6/1/52 Pool # CB3845	239,933	223,030
4.5%, 8/1/52 Pool # CB4383	245,776	241,754
4.5%, 8/1/52 Pool # FS2605	247,750	242,712

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

5%, 10/1/52 Pool # MA4785	241,863	241,047
5.5%, 10/1/52 Pool # MA4786	223,724	225,789
5%, 11/1/52 Pool # MA4806	243,942	243,153

		9,898,216
Freddie Mac - 3.2%
4.5%, 2/1/25 Pool # J11722	10,415	10,452
4.5%, 5/1/25 Pool # J12247	9,517	9,539
8%, 6/1/30 Pool # C01005	4,378	4,633
6.5%, 1/1/32 Pool # C62333	27,932	28,840
2.5%, 6/1/35 Pool # RC1421	154,903	143,349
3.5%, 11/1/40 Pool # G06168	78,084	74,463
2%, 3/1/41 Pool # RB5105	398,906	344,482
2.5%, 6/1/41 Pool # SC0151	206,761	184,426
4.5%, 9/1/41 Pool # Q03516	148,789	149,257
4%, 10/1/41 Pool # Q04092	210,443	205,916
3%, 9/1/42 Pool # C04233	186,896	172,343
3%, 4/1/43 Pool # V80025	307,792	283,821
3%, 4/1/43 Pool # V80026	303,823	280,160
3%, 7/1/45 Pool # G08653	149,420	137,469
3.5%, 8/1/45 Pool # Q35614	223,597	211,166
3%, 10/1/46 Pool # G60722	214,050	196,230
4%, 3/1/47 Pool # Q46801	79,524	77,426
2.5%, 4/1/48 Pool # QA2240	279,146	244,547
3%, 7/1/49 Pool # QA1033	132,174	119,475
2.5%, 1/1/52 Pool # SD7552	714,781	622,856
3.5%, 4/1/52 Pool # SD0960	476,138	445,131
3.5%, 5/1/52 Pool # RA7380	240,898	223,926
3.5%, 5/1/52 Pool # QE2363	238,256	221,006
3%, 8/1/52 Pool # SD7556	433,198	391,520
5.5%, 11/1/52 Pool # SD8268	241,974	244,208
4.5%, 12/1/52 Pool # SD1921	397,209	391,444
5%, 2/1/53 Pool # SD2334	297,507	296,836
5.5%, 2/1/53 Pool # SD2172	199,291	202,727

		5,917,648
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	10,465	10,964

Total Mortgage Backed Securities ( Cost $16,579,763 )		15,826,828

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.0%
U.S. Treasury Bonds - 3.4%
6.625%, 2/15/27	1,500,000	1,654,570
2.250%, 5/15/41	1,500,000	1,189,219
3.000%, 5/15/42	1,000,000	886,445
2.500%, 2/15/45	750,000	597,041
2.500%, 5/15/46	500,000	395,820
2.250%, 8/15/46	500,000	376,153
3.000%, 5/15/47	200,000	173,492
1.250%, 5/15/50	750,000	433,916
1.875%, 2/15/51	800,000	544,000

		6,250,656

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. Treasury Notes - 6.6%
2.250%, 11/15/25	1,250,000	1,198,193
3.875%, 1/15/26	1,000,000	999,609
1.500%, 8/15/26	1,650,000	1,529,988
2.375%, 5/15/27	1,505,000	1,428,045
4.000%, 2/29/28 (D)	500,000	508,555
2.875%, 5/15/28	1,700,000	1,638,043
2.625%, 2/15/29	1,500,000	1,420,957
3.875%, 11/30/29	2,250,000	2,286,826
1.375%, 11/15/31	1,100,000	927,567
4.125%, 11/15/32	150,000	157,477

		12,095,260

Total U.S. Government and Agency Obligations ( Cost $19,976,751 )		18,345,916
	Shares
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (E), 4.70%	2,378,992	2,378,992
State Street Navigator Securities Lending Government Money Market Portfolio, (E) (F), 4.84%	1,002,295	1,002,295

Total Short-Term Investments ( Cost $3,381,287 )		3,381,287

TOTAL INVESTMENTS - 100.3% ( Cost $159,095,504 )		184,277,227
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(565,543)

TOTAL NET ASSETS - 100.0%		$183,711,684

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2023.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	All or a portion of these securities, with an aggregate fair value of $986,689, are on loan as part of a securities lending program. See footnote (F) and Note 4 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily.
DAC	Designated Activity Company.
IO	Interest Only.
LLC	Limited Liability Company.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
TSFR3M	3 mo. USD Term SOFR.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.7%
Communication Service - 3.0%
Comcast Corp., Class A	156,500	$5,932,915

Consumer Discretionary - 8.1%
Home Depot, Inc.	21,700	6,404,104
Lowe's Cos., Inc.	10,000	1,999,700
McDonald's Corp.	14,300	3,998,423
Starbucks Corp.	32,500	3,384,225

		15,786,452
Consumer Staples - 9.9%
Archer-Daniels-Midland Co.	62,500	4,978,750
Coca-Cola Co.	55,000	3,411,650
PepsiCo, Inc.	19,000	3,463,700
Procter & Gamble Co.	22,000	3,271,180
Target Corp.	25,500	4,223,565

		19,348,845
Energy - 10.4%
Baker Hughes Co.	190,000	5,483,400
Chevron Corp.	33,000	5,384,280
EOG Resources, Inc.	39,000	4,470,570
Kinder Morgan, Inc.	285,000	4,990,350

		20,328,600
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp., REIT	19,500	3,984,630

Financials - 19.7%
Aflac, Inc.	54,500	3,516,340
BlackRock, Inc.	8,400	5,620,608
CME Group, Inc.	35,500	6,798,960
JPMorgan Chase & Co.	29,700	3,870,207
Morgan Stanley	72,000	6,321,600
Northern Trust Corp.	35,000	3,084,550
Travelers Cos., Inc.	26,400	4,525,224
U.S. Bancorp	135,000	4,866,750

		38,604,239
Health Care - 10.6%
Bristol-Myers Squibb Co.	61,000	4,227,910
Johnson & Johnson	42,000	6,510,000
Medtronic PLC	72,500	5,844,950
Pfizer, Inc.	100,500	4,100,400

		20,683,260
Industrials - 18.7%
Automatic Data Processing, Inc.	12,000	2,671,560

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Large Cap Value Fund Portfolio of Investments (unaudited)

Caterpillar, Inc.	26,200	5,995,608
Emerson Electric Co.	36,000	3,137,040
Fastenal Co.	116,500	6,284,010
Honeywell International, Inc.	27,000	5,160,240
PACCAR, Inc.	79,500	5,819,400
Paychex, Inc.	19,500	2,234,505
Union Pacific Corp.	15,500	3,119,530
United Parcel Service, Inc., Class B	11,400	2,211,486

		36,633,379
Information Technology - 8.5%
Analog Devices, Inc.	15,000	2,958,300
Cisco Systems, Inc.	147,500	7,710,563
Texas Instruments, Inc.	31,800	5,915,118

		16,583,981
Materials - 4.6%
Air Products & Chemicals, Inc.	21,000	6,031,410
Newmont Corp.	61,500	3,014,730

		9,046,140
Utilities - 3.2%
NextEra Energy, Inc.	80,200	6,181,816

Total Common Stocks ( Cost $163,996,003 )		193,114,257
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 4.70%	2,400,696	2,400,696

Total Short-Term Investments ( Cost $2,400,696 )		2,400,696

TOTAL INVESTMENTS - 99.9% ( Cost $166,396,699 )		195,514,953
NET OTHER ASSETS AND LIABILITIES - 0.1%		135,351

TOTAL NET ASSETS - 100.0%		$195,650,304

(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 99.0%
Communication Services - 9.4%
Alphabet, Inc., Class C *	124,486	$12,946,544
Liberty Broadband Corp., Class C *	50,727	4,144,396

		17,090,940
Consumer Discretionary - 12.5%
Amazon.com, Inc. *	62,303	6,435,277
Lowe's Cos., Inc.	39,140	7,826,826
NIKE, Inc., Class B	14,960	1,834,694
TJX Cos., Inc.	86,413	6,771,323

		22,868,120
Consumer Staples - 4.4%
Dollar Tree, Inc. *	55,433	7,957,407

Financials - 33.4%
Capital Markets - 5.1%
Brookfield Asset Management Ltd., Class A	32,964	1,078,582
Brookfield Corp., Class A	131,857	4,297,219
Charles Schwab Corp.	73,373	3,843,278

		9,219,079
Commercial Banks - 3.0%
U.S. Bancorp	152,817	5,509,053

Financial Services - 11.8%
Berkshire Hathaway, Inc., Class B *	22,864	7,059,717
Fiserv, Inc. *	72,430	8,186,763
Visa, Inc., Class A	28,286	6,377,362

		21,623,842
Insurance - 13.5%
Arch Capital Group Ltd. *	184,716	12,536,675
Marsh & McLennan Cos., Inc.	41,103	6,845,705
Progressive Corp.	37,139	5,313,105

		24,695,485

		61,047,459
Health Care - 10.7%
Alcon, Inc.	102,172	7,207,213
Becton Dickinson & Co.	32,654	8,083,171
Danaher Corp.	17,033	4,292,997

		19,583,381

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Large Cap Growth Fund Portfolio of Investments (unaudited)

Industrials - 15.8%
Copart, Inc. *	76,961	5,788,237
Ferguson PLC	23,243	3,108,751
Jacobs Solutions, Inc.	52,543	6,174,328
PACCAR, Inc.	104,844	7,674,581
Parker-Hannifin Corp.	17,931	6,026,788

		28,772,685
Information Technology - 12.8%
Accenture PLC, Class A	22,629	6,467,595
Adobe, Inc. *	7,985	3,077,179
Analog Devices, Inc.	43,928	8,663,480
TE Connectivity Ltd.	39,260	5,148,949

		23,357,203

Total Common Stocks ( Cost $113,483,289 )		180,677,195
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 4.70%	1,706,646	1,706,646

Total Short-Term Investments ( Cost $1,706,646 )		1,706,646

TOTAL INVESTMENTS - 99.9% ( Cost $115,189,935 )		182,383,841
NET OTHER ASSETS AND LIABILITIES - 0.1%		158,424

TOTAL NET ASSETS - 100.0%		$182,542,265

*	Non-income producing.
(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 94.9%
Communication Services - 6.1%
Liberty Broadband Corp., Class C *	61,937	$5,060,253
Liberty Media Corp.-Liberty Formula One, Class C *	23,428	1,753,117
Take-Two Interactive Software, Inc. *	15,248	1,819,087

		8,632,457
Consumer Discretionary - 14.2%
CarMax, Inc. *	78,657	5,056,072
Floor & Decor Holdings, Inc., Class A *	49,010	4,813,762
Ross Stores, Inc.	72,397	7,683,494
Thor Industries, Inc.	29,493	2,348,822

		19,902,150
Consumer Staples - 5.3%
Brown-Forman Corp., Class B	20,046	1,288,356
Dollar Tree, Inc. *	43,461	6,238,827

		7,527,183
Financials - 29.1%
Capital Markets - 5.1%
Brookfield Asset Management Ltd., Class A (A)	19,666	643,471
Brookfield Corp., Class A	78,667	2,563,758
Moelis & Co., Class A	100,714	3,871,446

		7,078,675
Commercial Banks - 2.4%
Glacier Bancorp, Inc.	81,389	3,419,152

Insurance - 21.6%
Arch Capital Group Ltd. *	191,399	12,990,250
Brown & Brown, Inc.	96,759	5,555,902
Markel Corp. *	2,812	3,592,077
Progressive Corp.	33,372	4,774,198
W R Berkley Corp.	55,023	3,425,732

		30,338,159

		40,835,986
Health Care - 3.4%
Laboratory Corp. of America Holdings	21,131	4,847,874

Industrials - 15.6%
Armstrong World Industries, Inc.	26,144	1,862,499
Carlisle Cos., Inc.	28,002	6,330,412
Copart, Inc. *	73,909	5,558,696
Expeditors International of Washington, Inc.	24,342	2,680,541
PACCAR, Inc.	74,636	5,463,355

		21,895,503

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

Information Technology - 21.2%
Amphenol Corp., Class A	55,338	4,522,221
Arista Networks, Inc. *	37,057	6,220,388
CDW Corp.	26,614	5,186,803
Gartner, Inc. *	25,027	8,153,046
Microchip Technology, Inc.	21,679	1,816,267
MKS Instruments, Inc.	43,383	3,844,601

		29,743,326

Total Common Stocks ( Cost $65,380,745 )		133,384,479
SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 4.70%	7,169,490	7,169,490
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 4.84%	239,730	239,730

Total Short-Term Investments ( Cost $7,409,220 )		7,409,220

TOTAL INVESTMENTS - 100.2% ( Cost $72,789,965 )		140,793,699
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(342,238)

TOTAL NET ASSETS - 100.0%		$140,451,461

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $622,333, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.3%
Australia - 1.7%
Treasury Wine Estates Ltd.	42,485	$372,694

Brazil - 2.1%
Itau Unibanco Holding SA, ADR	46,793	227,882
Pagseguro Digital Ltd., Class A * (A)	27,536	235,983

		463,865
Canada - 5.4%
Cameco Corp.	19,499	510,289
Canadian Pacific Railway Ltd.	3,958	304,529
Manulife Financial Corp. (A)	20,679	379,666

		1,194,484
China - 7.6%
Alibaba Group Holding Ltd., ADR *	5,190	530,314
Ping An Insurance Group Co. of China Ltd., Class H	85,890	556,684
Tencent Holdings Ltd.	11,932	583,038

		1,670,036
Denmark - 1.8%
Genmab AS *	1,064	401,764

France - 10.8%
Air Liquide SA	2,279	381,799
Airbus SE	4,236	567,481
EssilorLuxottica SA	1,289	232,699
Hermes International	134	271,432
LVMH Moet Hennessy Louis Vuitton SE	333	305,180
STMicroelectronics NV	4,763	254,773
Worldline SA * (B)	8,139	345,902

		2,359,266
Germany - 11.2%
adidas AG	2,491	439,814
Deutsche Telekom AG	19,445	470,975
KION Group AG	12,081	466,684
SAP SE, ADR	3,392	429,258
Siemens AG	2,639	427,171
Symrise AG	2,007	218,034

		2,451,936
Hong Kong - 1.7%
AIA Group Ltd.	36,320	381,628

India - 7.4%
HDFC Bank Ltd., ADR	9,469	631,298
Infosys Ltd., ADR	17,195	299,881
Larsen & Toubro Ltd., GDR	25,717	681,792

		1,612,971

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

Ireland - 2.1%
Kerry Group PLC, Class A	4,674	465,808

Israel - 1.3%
CyberArk Software Ltd. *	1,995	295,220

Italy - 1.4%
Ferrari NV	1,116	302,369

Japan - 16.0%
CyberAgent, Inc.	30,429	257,961
Keyence Corp.	600	294,160
Lasertec Corp.	1,900	336,836
Murata Manufacturing Co. Ltd.	5,293	323,211
Nidec Corp.	4,100	212,824
Pan Pacific International Holdings Corp.	22,400	433,475
Shin-Etsu Chemical Co. Ltd.	12,500	405,432
Shiseido Co. Ltd.	5,100	239,357
Sony Group Corp.	5,697	517,938
Toray Industries, Inc.	86,553	494,828

		3,516,022
Mexico - 3.7%
Grupo Mexico SAB de CV, Series B	106,807	505,229
Wal-Mart de Mexico SAB de CV, ADR	7,490	298,177

		803,406
Netherlands - 4.2%
ASML Holding NV	711	483,985
NXP Semiconductors NV	2,392	446,048

		930,033
Norway - 1.2%
Norsk Hydro ASA	34,660	259,192

Singapore - 1.9%
DBS Group Holdings Ltd.	17,200	427,458

Switzerland - 5.7%
Lonza Group AG	624	375,314
Nestle SA	1,808	220,715
Partners Group Holding AG	338	318,679
Sika AG	1,175	329,806

		1,244,514
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,247	302,036

United Kingdom - 9.7%
AstraZeneca PLC	3,393	470,949
Diageo PLC	8,520	380,251
London Stock Exchange Group PLC	3,333	323,915
Prudential PLC	30,803	421,271

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

International Stock Fund Portfolio of Investments (unaudited)

Shell PLC	18,510	530,046

		2,126,432

Total Common Stocks ( Cost $23,067,915 )		21,581,134
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (C), 4.70%,	248,493	248,493
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.84%	236,119	236,119

Total Short-Term Investments ( Cost $484,612 )		484,612

TOTAL INVESTMENTS - 100.5% ( Cost $23,552,527 )		22,065,746
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(119,709)

TOTAL NET ASSETS - 100.0%		$21,946,037

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $599,477, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/23
Communication Services	6.0%
Consumer Discretionary	12.8%
Consumer Staples	9.0%
Energy	4.7%
Financials	19.3%
Health Care	6.8%
Industrials	12.2%
Information Technology	15.8%
Materials	11.7%
Short-Term Investments	2.2%
Net Other Assets and Liabilities	(0.5)%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 94.9%
Alternative Funds - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy ETF	13,411	$190,705

Bond Funds - 76.0%
iShares 7-10 Year Treasury Bond ETF	38,418	3,807,992
iShares Treasury Floating Rate Bond ETF (A)	131,707	6,663,057
Schwab Intermediate-Term U.S. Treasury ETF	18,712	943,646
Vanguard Extended Duration Treasury ETF	31,385	2,841,598

		14,256,293
Foreign Stock Funds - 6.1%
Global X MSCI Norway ETF	2,432	59,100
iShares Global Energy ETF	20,032	756,408
iShares MSCI China ETF	5,567	277,738
iShares MSCI Switzerland ETF	1,240	56,197

		1,149,443
Stock Funds - 11.8%
SPDR S&P North American Natural Resources ETF	11,370	609,773
VanEck Gold Miners ETF	27,260	881,861
Vanguard Health Care ETF	859	204,837
Vanguard Information Technology ETF	1,331	513,061

		2,209,532

Total Investment Companies ( Cost $17,262,744 )		17,805,973
SHORT-TERM INVESTMENTS - 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.70%,	1,154,102	1,154,102

Total Short-Term Investments ( Cost $1,154,102 )		1,154,102

TOTAL INVESTMENTS - 101.0% ( Cost $18,416,846 )		18,960,075
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(190,847)

TOTAL NET ASSETS - 100.0%		$18,769,228

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/260652/ishares-treasury-floating-rate-bond-etf.
(B)	7-day yield.

ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 94.9%
Alternative Funds - 1.6%
Invesco Optimum Yield Diversified Commodity Strategy ETF	62,469	$888,309

Bond Funds - 67.2%
iShares 7-10 Year Treasury Bond ETF	99,799	9,892,077
iShares Treasury Floating Rate Bond ETF (A)	338,508	17,125,120
Schwab Intermediate-Term U.S. Treasury ETF	57,426	2,895,993
Vanguard Extended Duration Treasury ETF	95,680	8,662,867

		38,576,057
Foreign Stock Funds - 7.4%
Global X MSCI Norway ETF	13,687	332,609
iShares Global Energy ETF	74,016	2,794,844
iShares MSCI China ETF	19,197	957,738
iShares MSCI Switzerland ETF	3,793	171,899

		4,257,090
Stock Funds - 18.7%
SPDR S&P North American Natural Resources ETF	46,152	2,475,132
VanEck Gold Miners ETF	89,029	2,880,088
Vanguard Health Care ETF	6,941	1,655,151
Vanguard Information Technology ETF	9,736	3,752,936

		10,763,307

Total Investment Companies ( Cost $52,154,935 )		54,484,763
SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 4.70%	3,063,346	3,063,346

Total Short-Term Investments ( Cost $3,063,346 )		3,063,346

TOTAL INVESTMENTS - 100.2% ( Cost $55,218,281 )		57,548,109
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(107,754)

TOTAL NET ASSETS - 100.0%		$57,440,355

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/260652/ishares-treasury-floating-rate-bond-etf.
(B)	7-day yield.

ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 94.8%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy ETF	54,325	$772,502

Bond Funds - 59.4%
iShares 7-10 Year Treasury Bond ETF	62,508	6,195,793
iShares Treasury Floating Rate Bond ETF	180,262	9,119,455
Schwab Intermediate-Term U.S. Treasury ETF	29,694	1,497,468
Vanguard Extended Duration Treasury ETF	62,988	5,702,933

		22,515,649
Foreign Stock Funds - 9.3%
Global X MSCI Norway ETF	10,502	255,210
iShares Global Energy ETF	60,818	2,296,488
iShares MSCI China ETF	16,948	845,536
iShares MSCI Switzerland ETF	2,667	120,868

		3,518,102
Stock Funds - 24.1%
SPDR S&P North American Natural Resources ETF	35,310	1,893,675
VanEck Gold Miners ETF	61,716	1,996,513
Vanguard Health Care ETF	7,149	1,704,750
Vanguard Information Technology ETF	9,125	3,517,414

		9,112,352

Total Investment Companies ( Cost $34,184,412 )		35,918,605
SHORT-TERM INVESTMENTS - 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 4.70%	2,178,915	2,178,915

Total Short-Term Investments ( Cost $2,178,915 )		2,178,915

TOTAL INVESTMENTS - 100.6% ( Cost $36,363,327 )		38,097,520
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(225,924)

TOTAL NET ASSETS - 100.0%		$37,871,596

(A)	7-day yield.

ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 94.8%
Alternative Funds - 2.5%
Invesco Optimum Yield Diversified Commodity Strategy ETF	54,767	$778,787

Bond Funds - 53.2%
iShares 7-10 Year Treasury Bond ETF	49,688	4,925,075
iShares Treasury Floating Rate Bond ETF	111,783	5,655,102
Schwab Intermediate-Term U.S. Treasury ETF	24,085	1,214,606
Vanguard Extended Duration Treasury ETF	50,465	4,569,101

		16,363,884
Foreign Stock Funds - 11.2%
Global X MSCI Norway ETF	10,905	265,003
iShares Global Energy ETF	58,119	2,194,573
iShares MSCI China ETF	17,222	859,206
iShares MSCI Switzerland ETF	2,433	110,264

		3,429,046
Stock Funds - 27.9%
SPDR S&P North American Natural Resources ETF	34,541	1,852,434
VanEck Gold Miners ETF	53,720	1,737,842
Vanguard Health Care ETF	6,891	1,643,228
Vanguard Information Technology ETF	8,645	3,332,388

		8,565,892

Total Investment Companies ( Cost $27,646,658 )		29,137,609
SHORT-TERM INVESTMENTS - 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.70%,	1,996,133	1,996,133

Total Short-Term Investments ( Cost $1,996,133 )		1,996,133

TOTAL INVESTMENTS - 101.3% ( Cost $29,642,791 )		31,133,742
NET OTHER ASSETS AND LIABILITIES - (1.3%)		(404,684)

TOTAL NET ASSETS - 100.0%		$30,729,058

(A)	7-day yield.

ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.
2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At March 31, 2023, there were no illiquid securities held in the funds.
3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2023

Notes to Portfolio of Investments (unaudited)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of March 31, 2023, in valuing the funds' investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 3/31/23
Conservative Allocation
Investment Companies	$104,453,579	$—	$—	$104,453,579
Short-Term Investments	10,955,215	—	—	10,955,215
	115,408,794	—	—	115,408,794
Moderate Allocation
Investment Companies	111,151,574	—	—	111,151,574
Short-Term Investments	10,565,941	—	—	10,565,941
	121,717,515	—	—	121,717,515
Aggressive Allocation
Investment Companies	37,680,039	—	—	37,680,039
Short-Term Investments	5,388,963	—	—	5,388,963
	43,069,002	—	—	43,069,002
Core Bond
Asset Backed Securities	—	2,259,849	—	2,259,849
Collateralized Mortgage Obligations	—	3,258,573	—	3,258,573
Commercial Mortgage-Backed Securities	—	1,648,928	—	1,648,928
Corporate Notes and Bonds	—	24,096,999	—	24,096,999
Foreign Corporate Bonds	—	2,822,497	—	2,822,497
Long-Term Municipal Bonds	—	1,848,275	—	1,848,275
Mortgage Backed Securities	—	21,696,425	—	21,696,425
U.S. Government and Agency Obligations	—	23,548,464	—	23,548,464
Short-Term Investments	1,841,266	—	—	1,841,266
	1,841,266	81,180,010	—	83,021,276
High Income
Corporate Notes and Bonds	—	10,825,499	—	10,825,499
Foreign Corporate Bonds	—	910,363	—	910,363
Exchange Traded Funds	445,745	—	—	445,745
Short-Term Investments	1,347,604	—	—	1,347,604
	1,793,349	11,735,862	—	13,529,211
Diversified Income
Common Stocks	122,531,447	—	—	122,531,447
Asset Backed Securities	—	1,260,288	—	1,260,288
Collateralized Mortgage Obligations	—	3,026,207	—	3,026,207
Commercial Mortgage-Backed Securities	—	998,535	—	998,535
Corporate Notes and Bonds	—	16,241,027	—	16,241,027
Foreign Corporate Bonds	—	1,528,779	—	1,528,779
Long-Term Municipal Bonds	—	1,136,913	—	1,136,913
Mortgage Backed Securities	—	15,826,828	—	15,826,828
U.S. Government and Agency Obligations	—	18,345,916	—	18,345,916
Short-Term Investments	3,381,287	—	—	3,381,287
	125,912,734	58,364,493	—	184,277,227
Large Cap Value
Common Stocks	193,114,257	—	—	193,114,257
Short-Term Investments	2,400,696	—	—	2,400,696
	195,514,953	—	—	195,514,953
Large Cap Growth
Common Stocks	180,677,195	—	—	180,677,195
Short-Term Investments	1,706,646	—	—	1,706,646

Ultra Series Fund | March 31, 2023

Notes to Portfolio of Investments (unaudited)

	182,383,841	—	—	182,383,841
Mid Cap
Common Stocks	133,384,479	—	—	133,384,479
Short-Term Investments	7,409,220	—	—	7,409,220
	140,793,699	—	—	140,793,699
International Stock
Common Stocks
Australia	372,694	—	—	372,694
Brazil	463,865	—	—	463,865
Canada	1,194,484	—	—	1,194,484
China	1,670,036	—	—	1,670,036
Denmark	401,764	—	—	401,764
France	2,359,266	—	—	2,359,266
Germany	2,451,936	—	—	2,451,936
Hong Kong	381,628	—	—	381,628
India	1,612,971	—	—	1,612,971
Ireland	465,808	—	—	465,808
Israel	295,220	—	—	295,220
Italy	302,369	—	—	302,369
Japan	3,516,022	—	—	3,516,022
Mexico	803,406	—	—	803,406
Netherlands	930,033	—	—	930,033
Norway	259,192	—	—	259,192
Singapore	427,458	—	—	427,458
Switzerland	1,244,514	—	—	1,244,514
Taiwan	302,036	—	—	302,036
United Kingdom	2,126,432	—	—	2,126,432
Short-Term Investments	484,612	—	—	484,612
	22,065,746	—	—	22,065,746
Madison Target Retirement 2020 Fund	18,960,075	—	—	18,960,075
Madison Target Retirement 2030 Fund	57,548,109	—	—	57,548,109
Madison Target Retirement 2040 Fund	38,097,520	—	—	38,097,520
Madison Target Retirement 2050 Fund	31,133,742	—	—	31,133,742

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website
http://www.sec.gov

4. Securities Lending

The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of March 31, 2023, the aggregate fair value of securities on loan for the Trust was $9,154,991. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Ultra Series Fund | March 31, 2023

Notes to Portfolio of Investments (unaudited)

Fund	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$1,751,904	$1,786,644	$—
Moderate Allocation	567,679	577,650	—
Aggressive Allocation	1,919,178	1,946,714	—
Core Bond	1,489,853	1,513,964	—
High Income	1,217,878	1,070,590	164,853
Diversified Income	986,689	1,002,295	—
Mid Cap Fund	622,333	239,730	394,347
International Stock Fund	599,477	236,119	377,104

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.
5. Federal Income Tax Information: At March 31, 2023, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,915,979	$(7,418,614)	$(3,502,635)
Moderate Allocation	7,360,191	(4,098,504)	3,261,687
Aggressive Allocation	3,124,246	(1,178,563)	1,945,683
Core Bond	405,854	(8,005,601)	(7,599,747)
High Income	2,879	(1,600,690)	(1,597,811)
Diversified Income	32,961,480	(7,779,757)	25,181,723
Large Cap Value	33,838,175	(4,719,921)	29,118,254
Large Cap Growth	73,415,557	(6,221,651)	67,193,906
Mid Cap	70,210,095	(2,206,361)	68,003,734
International Stock	2,079,671	(3,566,452)	(1,486,781)
Madison Target Retirement 2020	543,229	—	543,229
Madison Target Retirement 2030	2,329,828	—	2,329,828
Madison Target Retirement 2040	1,741,137	(6,944)	1,734,193
Madison Target Retirement 2050	1,498,999	(8,048)	1,490,951
6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.
The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Ultra Series Fund | March 31, 2023

Notes to Portfolio of Investments (unaudited)

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.